Restructuring	6 Months Ended
Jun. 30, 2013
Restructuring [Abstract]
Restructuring
(4) Restructuring
Over the past several years, and in furtherance of the Company's cost reduction and cash flow preservation plans outlined in Note 1, the Company has engaged in a series of individual restructuring programs, designed primarily to right size the Company's employee base, consolidate facilities and improve its operations. These initiatives impact all of the Company's geographic regions and are often influenced by the terms of union contracts within each region. All costs related to these programs, which primarily reflect severance expense, are accrued at the time of announcement.
Information related to restructuring program activity during the twelve months ended December 30, 2012 and the six months ended June 30, 2013 is outlined below.

	Severance and Related Costs	Other Costs (1)	Total

Balance at January 1, 2012	$900	$426	$1,326
Restructuring provision included in integration and reorganization (2)	3,610	800	4,410
Cash payments	(3,826)	(1,062)	(4,888)

Balance at December 30, 2012	$684	$164	$848
Restructuring provision included in integration and reorganization	920	38	958
Cash payments	(942)	(79)	(1,021)

Balance at June 30, 2013	$662	$123	$785

(1) Other costs primarily included costs to consolidate operations.
(2) Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the affected operations ceased.
The restructuring reserve balance as of June 30, 2013, for all programs was $785, which is expected to be paid out over the next twelve months.
The following table summarizes the costs incurred and cash paid in connection with these restructuring programs for the three and six months ended June 30, 2013 and July 1, 2012.

	Three Months Ended		Six Months Ended
	June 30, 2013	July 1, 2012	June 30, 2013	July 1, 2012
Severance and related costs (2)	$726	$547	$920	$1,362
Other costs (1)	15	200	38	515
Cash payments	(371)	(953)	(1,021)	(2,484)
(1)	Other costs primarily included costs to consolidate operations.

(2)
Included above are amounts that were initially recognized in integration and reorganization and were subsequently reclassified to discontinued operations expense at the time the affected operations ceased.